USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT MARCH 31, 2024 (unaudited)

	% of Total Net Assets	Shares	Market Value
Common Stocks	75.2%
Pipelines	75.2%
Antero Midstream Corp.	4.7%	843,399	$11,858,190
Cheniere Energy, Inc.	4.5%	69,941	11,280,084
DT Midstream, Inc.	4.1%	169,922	10,382,234
Enbridge, Inc.	8.0%	556,971	20,151,211
EnLink Midstream LLC(a)	2.2%	403,441	5,502,935
Equitrans Midstream Corp.	4.3%	866,120	10,817,839
Gibson Energy, Inc.	2.0%	293,153	4,995,461
Hess Midstream LP – Class A	2.3%	157,434	5,688,090
Keyera Corp.	3.8%	375,170	9,672,774
Kinder Morgan, Inc.	4.4%	597,150	10,951,731
Kinetik Holdings, Inc.	1.1%	71,590	2,854,293
ONEOK, Inc.	8.4%	264,304	21,189,252
Pembina Pipeline Corp.	4.2%	300,787	10,629,813
Plains GP Holdings LP – Class A(a)	7.2%	986,137	17,997,000
Targa Resources Corp.	5.9%	132,201	14,805,190
TC Energy Corp.	3.5%	216,648	8,709,250
Williams Cos., Inc. (The)	4.6%	294,850	11,490,305
			188,975,652
Total Common Stocks
(Cost $141,598,900)	75.2%		188,975,652
Master Limited Partnerships	24.0%
Oil & Gas	0.8%
Sunoco LP	0.8%	33,258	2,005,125
Pipelines	23.2%
Energy Transfer LP	8.9%	1,432,508	22,533,351
Enterprise Products Partners LP	7.6%	658,072	19,202,541
MPLX LP	4.7%	283,184	11,769,127
NuStar Energy LP	0.6%	61,766	1,437,295
Western Midstream Partners LP	1.4%	98,173	3,490,050
			58,432,364
Total Master Limited Partnerships
(Cost $35,083,785)	24.0%		60,437,489
Money Market Funds	0.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%(b)
(Cost $1,409,292)	0.6%	1,409,292	1,409,292
Total Investments
(Cost $178,091,977)	99.8%		250,822,433
Other Assets in Excess of Liabilities	0.2%		402,531
Total Net Assets	100.0%		$251,224,964

(a)	Non-income producing security.
(b)	Reflects the 7-day yield at March 31, 2024.

USCF ETF TRUST

USCF MIDSTREAM ENERGY INCOME FUND

SCHEDULE OF INVESTMENTS

AT MARCH 31, 2024 (unaudited) (continued)

Summary of Investments by Country^
United States	78.4%
Canada	21.6
100.0%

Summary of Investments by Sector^
Energy	99.4%
Money Market Funds	0.6
100.0%

^	As a percentage of total investments.